Income tax expense (Tables)	12 Months Ended
Dec. 31, 2019
Income tax expense (benefit) [Abstract]
Income tax expense
Income tax expense (benefit) for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017	2018	2019
		In millions of won
Current income tax expense
Payment of income tax	￦	881,583	378,715	538,223
Adjustment in respect of prior years due to change in estimate		4,484	(195,648)	(176,441)
Current income tax directly recognized in equity		(56,098)	101,528	(53,302)
Effect of change in accounting policy		—	1,780	—

		829,969	286,375	308,480

Deferred tax expense
Generation and realization of temporary differences		1,283,012	(495,658)	(636,984)
Changes of unrecognized tax losses, tax credit and temporary differences for prior periods		44,573	(28,509)	(22,469)
Changes in deferred tax on tax losses carryforwards		—	(572,305)	(582,011)
Tax credit carryforwards		15,270	(16,224)	(71,306)
Amount due to change in tax rate or regulations		—	—	1,987

		1,342,855	(1,112,696)	(1,310,783)

Income tax expense (benefit)	￦	2,172,824	(826,321)	(1,002,303)

Reconciliation between actual income tax expense and amount computed by applying the statutory tax rate

Reconciliation between actual income tax expense and amount computed by applying the statutory tax rate to income before income taxes for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017	2018	2019
		In millions of won
Profit (loss) before income tax	￦	3,614,218	(2,000,819)	(3,265,838)

Income tax expense (benefit) computed at applicable tax rate(*1)		874,641	(550,225)	(898,105)
Adjustments
Effect of applying gradual tax rate		(5,082)	(1,408)	10,362
Effect of non-taxable income		(32,032)	(1,705)	(9,990)
Effect of non-deductible expenses		15,032	40,151	12,197
Effect of tax losses that are not recognized as deferred tax asset		—	2,086	57,490
Effects of tax credits and deduction		(161,069)	(39,471)	(76,983)
Recognition (reversal) of unrecognized deferred tax asset, net		44,573	(28,509)	(22,469)
Effect of change in deferred tax due to change in tax rate		1,055,154	261	16,848
Deferred tax related to investments in subsidiaries and associates		394,145	(52,618)	147,598
Others, net		(17,022)	765	(62,810)

		1,293,699	(80,448)	72,243
Adjustment in respect of prior years due to change in estimate		4,484	(195,648)	(176,440)

Income tax expense (benefit)	￦	2,172,824	(826,321)	(1,002,302)

Effective tax rate		60%	(*2)	(*2)

(*1)	Applicable tax rate is 24.2% as of December 31, 2017, and 27.5% as of December 31, 2018 and 2019.

(*2)	The effective tax rate for the year ended December 31, 2018 and 2019 is not calculated for income tax benefit.

Income tax directly adjusted to shareholders' equity (except for accumulated other comprehensive income (loss))
Income tax directly adjusted to shareholders’ equity (except for accumulated other comprehensive income (loss)) for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017	2018	2019
		In millions of won
Dividends of hybrid bond	￦	5,248	4,273	3,432
Effect of change in effective tax rate		(25)	—	—

	￦	5,223	4,273	3,432

Income tax recognized as other comprehensive income (loss)
Income tax recognized as other comprehensive income (loss) for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017	2018	2019
		In millions of won
Income tax recognized as other comprehensive income (loss)
Gain (loss) on valuation of financial assets at fair value through other comprehensive income	￦	—	35,798	(4,217)
Loss on valuation of available-for-sale financial assets		(2,551)	—	—
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		(11,016)	6,639	(15,642)
Remeasurement of defined benefit obligations		(80,645)	53,703	(40,235)
Investments in associates		8,649	6,592	4,275
Others		24,242	(5,477)	(914)

	￦	(61,321)	97,255	(56,733)

Changes in deferred income tax assets (liabilities)
Changes in deferred tax assets (liabilities) recognized in the statements of financial position for the years ended December 31, 2018 and 2019 are as follows:

		2018
		Beginning balance	Amounts recognized in profit or loss	Amount recognized in other comprehensive income (loss)	Amounts recognized directly in equity	Ending balance
		In millions of won
Deferred tax on temporary differences
Employee benefits	￦	498,694	42,144	53,703	—	594,541
Cash flow hedge		65,445	(32,623)	6,639	—	39,461
Investments in associates or subsidiaries		(8,668,016)	(5,447)	6,592	—	(8,666,871)
Property, plant and equipment		(6,860,440)	337,662	—	—	(6,522,778)
Finance lease		(426,949)	(26,125)	—	—	(453,074)
Intangible assets		7,648	(1,593)	—	—	6,055
Financial assets at fair value through profit or loss		890	(871)	—	—	19
Financial assets at fair value through other comprehensive income		(8,843)	(1,379)	35,798	—	25,576
Deferred revenue		230,711	(10,969)	—	—	219,742
Provisions		4,822,833	(21,887)	—	—	4,800,946
Doubtful receivables		59	—	—	—	59
Other finance liabilities		32,755	2,465	—	4,273	39,493
Gains or losses on foreign exchange translation		(1,354)	28,434	—	—	27,080
Allowance for doubtful accounts		42,931	15,825	—	—	58,756
Accrued income		(1,825)	(1,089)	—	—	(2,914)
Special deduction for property, plant and equipment		(200,927)	(10,819)	—	—	(211,746)
Reserve for research and human development		(3,041)	3,041	—	—	—
Others		952,754	105,869	(5,477)	—	1,053,146

		(9,516,675)	422,638	97,255	4,273	(8,992,509)

Deferred tax on unused tax losses and tax credit
Unused tax losses		—	554,457	—	—	554,457
Excess of donation limit		—	17,848	—	—	17,848
Tax credit		20,431	16,225	—	—	36,656

		20,431	588,530	—	—	608,961

	￦	(9,496,244)	1,011,168	97,255	4,273	(8,383,548)

		2019
		Beginning balance	Amounts recognized in profit or loss	Amount recognized in other comprehensive income (loss)	Amounts recognized directly in equity	Others(*)	Ending balance
		In millions of won
Deferred tax on temporary differences
Employee benefits	￦	594,541	94,541	(40,235)	—	—	648,847
Cash flow hedge		39,461	(23,977)	(15,642)	(841)	—	(999)
Investments in associates or subsidiaries		(8,666,871)	(3,131)	4,275	—	—	(8,665,727)
Property, plant and equipment		(6,522,778)	(592,440)	—	—	—	(7,115,218)
Finance lease		(453,074)	292,631	—	—	—	(160,443)
Intangible assets		6,055	(20,232)	—	—	(41,729)	(55,906)
Financial assets at fair value through profit or loss		19	322	—	—	—	341
Financial assets at fair value through other comprehensive income		25,576	(3,114)	(4,217)	—	—	18,245
Deferred revenue		219,742	(6,739)	—	—	—	213,003
Provisions		4,800,946	655,973	—	—	—	5,456,919
Doubtful receivables		59	—	—	—	—	59
Other finance liabilities		39,493	(4,402)	—	4,273	—	39,364
Gains or losses on foreign exchange translation		27,080	30,881	—	—	—	57,961
Allowance for doubtful accounts		58,756	(1,149)	—	—	—	57,607
Accrued income		(2,914)	(1,462)	—	—	—	(4,376)
Special deduction for property, plant and equipment		(211,746)	(3,627)	—	—	—	(215,373)
Others		1,053,146	290,484	(914)	—	—	1,342,716

		(8,992,509)	704,559	(56,733)	3,432	(41,729)	(8,382,980)

Deferred tax on unused tax losses and tax credit
Unused tax losses		554,457	557,356	—	—	—	1,111,813
Excess of donation limit		17,848	18,847	—	—	—	36,695
Tax credit		36,656	70,870	—	—	—	107,526

		608,961	647,073	—	—	—	1,256,034

	￦	(8,383,548)	1,351,632	(56,733)	3,432	(41,729)	(7,126,946)

(*)	‘Others’ include amount changed due to business combination. (see Note 51)

Deferred income tax assets (liabilities)
Deferred tax assets (liabilities) recognized in the statements of financial position as of December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Deferred tax assets	￦	1,233,761	1,437,829
Deferred tax liabilities		(9,617,309)	(8,564,775)

	￦	(8,383,548)	(7,126,946)

Details of deductible temporary differences, tax losses and unused tax credits for which no deferred income tax assets were recognized
Details of deductible temporary differences, tax losses and unused tax credits for which no deferred tax assets were recognized as of December 31, 2018 and 2019 are as follows:

		2018	2019
		In millions of won
Deductible temporary differences	￦	442,391	541,449